COMMITMENTS AND CONTINGENCIES - OPERATING LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 77	$ 78	$ 78
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	78
Operating Leases, Future Minimum Payments, Due in Two Years	69
Operating Leases, Future Minimum Payments, Due in Three Years	61
Operating Leases, Future Minimum Payments, Due in Four Years	54
Operating Leases, Future Minimum Payments, Due in Five Years	49
Operating Leases, Future Minimum Payments, Due Thereafter	306
Operating Leases, Future Minimum Payments Due, Total	$ 617
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%
Utility Subsidiaries [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Aggregate Maximum Lease Limit	$ 150
Operating Leases, Lease Limit Utilized	125
San Diego Gas and Electric Company [Member]
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	28	27	26
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	27
Operating Leases, Future Minimum Payments, Due in Two Years	23
Operating Leases, Future Minimum Payments, Due in Three Years	22
Operating Leases, Future Minimum Payments, Due in Four Years	20
Operating Leases, Future Minimum Payments, Due in Five Years	19
Operating Leases, Future Minimum Payments, Due Thereafter	71
Operating Leases, Future Minimum Payments Due, Total	$ 182
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%
Southern California Gas Company [Member]
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 38	$ 39	$ 38
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	42
Operating Leases, Future Minimum Payments, Due in Two Years	38
Operating Leases, Future Minimum Payments, Due in Three Years	32
Operating Leases, Future Minimum Payments, Due in Four Years	27
Operating Leases, Future Minimum Payments, Due in Five Years	25
Operating Leases, Future Minimum Payments, Due Thereafter	134
Operating Leases, Future Minimum Payments Due, Total	$ 298
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%